EQUITY INVESTMENTS	12 Months Ended
Jun. 30, 2023
EQUITY INVESTMENTS
EQUITY INVESTMENTS
NOTE 11 - EQUITY INVESTMENTS
Investments in equity investees
The following long-term investments were accounted for under the equity method as of June 30, 2022 and 2023 as indicated:

June 30, 2022	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits (accumulated)	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$8,609	5,544	—	—	14,153
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	791	6,893	—	—	7,684
Suqian Runhe Emerging Industry Investment Center (limited partnership)	29.97%	9,410	(168)	—	—	9,242
China Techenergy Co., Ltd.	40.00%	—	13,751	—	—	13,751
Hollicube Co., Ltd.	40.00%	4,215	(4,215)	—	—	—
Hunan LingXiang Maglev Technology Co., Ltd.	17.67%	1,494	(136)	(1,358)	—	—
Beijing AIRmaker Technology Co., Ltd.	20.00%	149	(18)	—	—	131
Southcon Development Sdn Bhd.	30.00%	211	(111)	—	—	100
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	448	(448)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—
Beijing Hollysys Digital Technology Co., Ltd.	25.00%	1,437	(1,036)	—	—	401
Shandong MassDatas Development Co., Ltd.	20.00%	1,195	(76)	—	—	1,119

		27,959	19,980	(1,358)	—	46,581

June 30, 2023	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits (accumulated)	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$7,938	3,185	—	—	11,123
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	729	6,726	—	—	7,455
Suqian Runhe Emerging Industry Investment Center (limited partnership)	29.97%	8,677	(163)	—	—	8,514
China Techenergy Co., Ltd.	40.00%	—	17,362	—	—	17,362
Hollicube Co., Ltd.	38.10%	3,887	(3,887)	—	—	—
Beijing AIRmaker Technology Co., Ltd.	20.00%	138	(23)	—	—	115
Southcon Development Sdn Bhd.	30.00%	217	(122)	—	—	95
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	413	(413)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—
Beijing Hollysys Digital Technology Co., Ltd.	25.00%	1,325	(833)	—	—	492
Shandong MassDatas Development Co., Ltd.	20.00%	2,755	(308)	—	—	2,447

		26,079	21,524	—	—	47,603

Disposal of Hunan LingXiang Maglev Technology Co., Ltd. (“Hunan LingXiang”)
In September 2021, the Company entered into an agreement to dispose all of its 17.67% interest in Hunan LingXiang for cash considerations of $9,497. The disposal transaction was completed in September 2021, and a disposal gain of $7,995 was recognized under the capital
 gains on disposal of an investment in an equity investee in the consolidated statements of comprehensive income for the year ended June 30, 2022.
Investments in equity securities without readily determinable fair values
Investments in equity securities without readily determinable fair value were accounted for as cost method investments prior to adopting ASC 321. As of June 30, 2022 and 2023, the carrying amounts of investments in equity securities without readily determinable fair values for which the measurement alternative was elected were $1,693 and $1,561, respectively, after deductions of $1,195 and $413 of accumulated impairment. There were no unrealized gains (upward adjustments), unrealized losses (downward adjustments and impairment) or net unrealized gains or losses recognized for such equity securities during the years ended June 30, 2022 and 2023. Net realized gains or loss on equity securities sold were nil and $845 for the years ended June 30, 2022 and 2023, respectively.